Allowance for Loan Losses - Allowance Calculation at the Segment Level and Adjusted Beginning Balance for the Allowance for Credit Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 68,444	$ 143,575		$ 116,717
Transfer of loans at fair value		219
Transfer of allowance to held for sale		13,100	[1]
Charge-offs	61,268	133,882		66,314
Recoveries	12,942	8,798		6,092
Net Charge-offs	48,326	125,084		60,222
Provision	35,419	63,272		87,080
Ending balance	55,537	68,444		143,575
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,950	11,555
Transfer of loans at fair value		2
Transfer of allowance to held for sale		1,184	[1]
Charge-offs	26,847	18,350		8,484
Recoveries	1,066	1,402		1,237
Net Charge-offs	25,781	16,948
Provision	24,466	23,529
Ending balance	15,635	16,950		11,555
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,539	24,369
Transfer of loans at fair value		150
Transfer of allowance to held for sale		4,327	[1]
Charge-offs	10,454	23,063		7,748
Recoveries	783	1,825		850
Net Charge-offs	9,671	21,238
Provision	5,868	16,885
Ending balance	11,736	15,539		24,369
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	14,433	70,462
Transfer of loans at fair value		63
Transfer of allowance to held for sale		1,998	[1]
Charge-offs	9,985	64,166		23,308
Recoveries	2,979	1,463		813
Net Charge-offs	7,006	62,703
Provision	(586)	8,735
Ending balance	6,841	14,433		70,462
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,692	30,259
Transfer of loans at fair value		4
Transfer of allowance to held for sale		5,450	[1]
Charge-offs	8,607	20,691		18,401
Recoveries	5,559	1,719		1,429
Net Charge-offs	3,048	18,972
Provision	2,115	9,859
Ending balance	14,759	15,692		30,259
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,830	6,925
Transfer of loans at fair value		0
Transfer of allowance to held for sale		141	[1]
Charge-offs	5,375	7,612		8,373
Recoveries	2,555	2,385		1,763
Net Charge-offs	2,820	5,227
Provision	3,556	4,273
Ending balance	6,566	5,830		6,925
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	0	5
Transfer of loans at fair value		0
Transfer of allowance to held for sale		0	[1]
Charge-offs	0	0		0
Recoveries	0	4		0
Net Charge-offs	0	(4)
Provision	0	(9)
Ending balance	$ 0	$ 0		$ 5

[1]	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.